Consolidated Balance Sheets (Parenthetical) - $ / shares	May 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	22,053,000	21,923,000	20,000,000
Common stock, shares outstanding	22,053,000	21,923,000	20,000,000